N-4	Mar. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Mar. 31, 2025
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I

JP Morgan Multi-Asset Choice New York | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I
JP Morgan Multi-Asset Choice
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I

JP Morgan Multi-Asset Choice | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I